CONSOLIDATED STATEMENTS OF INCOME (LOSS) (TAT Technologies Ltd. [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
TAT Technologies Ltd. [Member]
Revenues:
Products	$ 47,508	$ 38,954	$ 34,751
Services	37,889	40,801	48,340
Total revenues	85,397	79,755	83,091
Cost of revenues:
Products	34,076	32,052	23,115
Services	32,143	29,136	43,780
Write down of inventory and impairment charges of long lived assets	5,763	3,500
Total cost of revenues	71,982	64,688	66,895
Gross profit	13,415	15,067	16,196
Operating expenses:
Research and development, net	786	651	680
Selling and marketing expenses	3,439	3,475	3,719
General and administrative expenses	10,949	12,832	14,979
Impairment of goodwill and intangible assets		4,704
Other income	(169)
Gain from sale of the propellers & parts businesses			(4,400)
Total operating expenses	15,005	21,662	14,978
Operating income (loss)	(1,590)	(6,595)	1,218
Financial income (expenses), net	(380)	(111)	149
Other expenses		(200)
Gain from dilution of interests in affiliated company	240
Income (loss) before income taxes	(1,730)	(6,906)	1,367
Tax benefit	316	4,153	765
Net income (loss) after income taxes	(1,414)	(2,753)	2,132
Share in results of affiliated company and impairment of share in affiliated company	331	(4,510)	(32)
Net income (loss)	(1,083)	(7,263)	2,100
Net loss (income) attributable to non controlling interest	53	(123)	(347)
Net income (loss)	$ (1,030)	$ (7,386)	$ 1,753
Earnings (losses) per share
Basic and diluted net income (loss) per share attributable to controlling interest	$ (0.12)	$ (0.84)	$ 0.22
Weighted average number of shares - basic and diluted	8,815,003	8,815,003	7,893,639